Property, Equipment and Leasehold Improvements (Details) - Schedule property, equipment and leasehold improvements - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,704	$ 974
Less: Accumulated depreciation	(779)	(297)
Property, equipment and leasehold improvements, net $	925	677
Furniture/Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	159	153
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	708	306
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	106	106
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 731	$ 409